Valued Advisers Trust

BRC Large Cap Focus Equity Fund

Supplement to the Prospectus

dated December 21, 2012

Supplement dated March 28, 2013

The Board of Trustees (“Board”) of the Valued Advisers Trust (the “Trust”) has approved a change to the expense limitation arrangements currently in place for the Fund, which will be effective April 1, 2013.

LOWER EXPENSE LIMITATION

Effective April 1, 2013, the Fund’s adviser contractually has agreed to lower the Fund’s expense cap from 0.84% to 0.55%. Accordingly, the section of the Fund’s prospectus dated December 21, 2012 labeled “SUMMARY SECTION – Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Redemption Fee	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class Shares	Advisor Class Shares
Management Fees	0.75%	0.75%
Distribution [and/or Service] (12b-1) Fees	None	0.25%
Other Expenses[1]	1.23%	1.23%
Fee Waiver/Expense Reimbursement	(1.43)%	(1.43)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement[2]	0.55%	0.80%

1.	Estimated for first year of operations.

2.	Effective April 1, 2013, the Adviser has agreed to amend its existing expense limitation agreement. Under the terms of the amended expense limitation agreement, the Adviser will waive its fees and/or reimburse other expenses of the Fund until February 29, 2016, so that Total Annual Fund Operating Expenses does not exceed 0.55%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Prior to April 1, 2013, the expense cap was 0.84%. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Fund.

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